Investment Strategy - Texas Capital Government Money Market Fund	Jun. 18, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Principal Investments

The Fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the Fund invests in a diversified portfolio of high quality, U.S. government money market instruments and in related repurchase agreements.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The Fund has adopted a policy to invest 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities) in order to qualify as a “government money market fund” under federal regulations. By operating as a government money market fund, the Fund is exempt from requirements that permit the imposition of a liquidity fee. Many U.S. government money market instruments pay income that is generally exempt from state and local income tax, although they may be subject to corporate franchise tax in some states. In addition, under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities, including government securities subject to repurchase agreements.

The Fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements are transactions in which the Fund purchases government securities and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest.

Income from repurchase agreements may not be exempt from state and local income taxation. Repurchase agreements often offer a higher yield than investments directly in government securities.

Management Process

Texas Capital Bank Wealth Management Services, Inc., doing business as Texas Capital Bank Private Wealth Advisors, acts as the Fund’s investment adviser. As investment adviser, the Adviser makes the Fund’s investment decisions. The Adviser selects money market instruments for the Fund based on its assessment of relative values and changes in market and economic conditions.

The Adviser considers safety of principal and liquidity in selecting securities for the Fund and thus may not buy securities that pay the highest yield.